Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule of Other Non-Current Assets, net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unamortized financing costs (3 to 30 years)	$ 152	$ 132
Regulatory assets	93	89
Deferred Costs, Noncurrent	140	0
Other	148	28
Total other non-current assets, net	$ 533	$ 249